STATEMENT OF INVESTMENTS
BNY Mellon New York Tax Exempt Bond Fund, Inc.

February 29, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3%
New York - 98.6%
Build New York City Resource Corp., Revenue Bonds, Refunding (Q Student Residences Project) Ser. A	5.00	6/1/2043	1,350,000		1,553,553
Build New York City Resource Corp., Revenue Bonds, Refunding (Q Student Residences Project) Ser. A	5.00	6/1/2038	1,000,000		1,156,720
Dutchess County Local Development Corp., Revenue Bonds (Health QuestSystems Obligated Group) Ser. B	4.00	7/1/2041	3,000,000		3,374,460
Dutchess County Local Development Corp., Revenue Bonds (Health QuestSystems Obligated Group) Ser. B	5.00	7/1/2035	4,280,000		5,173,750
Dutchess County Local Development Corp., Revenue Bonds, Refunding (Nuvance Health Obligated Group) Ser. B	4.00	7/1/2049	2,750,000		3,178,505
Glen Cove Local Economic Assistance Corp., Revenue Bonds (Garvies Point Public Improvement Project) Ser. B	0.00	1/1/2045	18,600,000	[a]	7,821,114
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2039	1,200,000		1,450,272
Hudson Yards Infrastructure Corp, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	2/15/2047	7,000,000		8,036,840
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding	5.75	2/15/2047	2,110,000		2,203,494
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	3,000,000		3,734,850
Long Island Power Authority, Revenue Bonds	5.00	9/1/2047	3,000,000		3,682,950
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	3,300,000		3,860,802
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2036	6,000,000		7,353,000
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2030	3,350,000		4,162,241

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.6% (continued)
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2045	3,000,000		3,535,140
Metropolitan Transportation Authority, Revenue Bonds (Climate Bond Certified - Green Bond) Ser. A	5.00	11/15/2037	9,825,000		12,323,497
Metropolitan Transportation Authority, Revenue Bonds (Climate Bond Certified - Green Bond) Ser. A	5.00	11/15/2038	5,920,000		7,404,736
Metropolitan Transportation Authority, Revenue Bonds, Refunding, C1	5.00	11/15/2035	2,500,000		3,007,050
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2027	12,000,000		13,340,040
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	3,000,000		3,684,060
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2041	6,690,000		7,406,700
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2022	1,405,000	[b]	1,568,303
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2022	4,045,000	[b]	4,515,150
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2046	10,000,000		12,120,000
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D1	5.00	11/1/2027	4,370,000		4,842,921
Metropolitan Transportation Authority, Revenue Bonds, Ser. B	5.25	11/15/2036	7,210,000		8,435,844
Metropolitan Transportation Authority, Revenue Bonds, Ser. D1	5.25	11/15/2044	5,000,000		5,914,650
Metropolitan Transportation Authority, Revenue Bonds, Ser. E	5.00	11/15/2043	11,760,000		13,318,788
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	10,000,000		10,637,100
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital Projects)	5.00	12/1/2046	2,500,000		3,019,025

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.6% (continued)
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2037	1,000,000	1,260,860
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2035	800,000	1,014,224
New York City, GO, Refunding, Ser. A	5.00	8/1/2032	2,000,000	2,352,420
New York City, GO, Refunding, Ser. A	5.00	8/1/2027	10,000,000	12,171,100
New York City, GO, Refunding, Ser. A	5.00	8/1/2030	3,000,000	3,541,560
New York City, GO, Refunding, Ser. A	5.00	8/1/2031	1,735,000	2,044,628
New York City, GO, Refunding, Ser. C	5.00	8/1/2034	10,885,000	12,919,842
New York City, GO, Refunding, Ser. C	5.00	8/1/2032	3,820,000	4,543,432
New York City, GO, Refunding, Ser. E	5.00	8/1/2027	8,825,000	8,981,202
New York City, GO, Refunding, Ser. E	5.00	8/1/2032	13,000,000	16,216,850
New York City, GO, Refunding, Ser. F	5.00	8/1/2029	5,935,000	6,413,539
New York City, GO, Ser. A1	5.00	8/1/2023	9,020,000	9,561,110
New York City, GO, Ser. A1	5.00	8/1/2037	5,000,000	6,184,450
New York City, GO, Ser. A-A1	4.00	8/1/2037	4,000,000	4,860,680
New York City, GO, Ser. D1	5.00	10/1/2032	5,745,000	6,133,764
New York City, GO, Ser. F1	5.00	4/1/2035	3,500,000	4,487,630
New York City, GO, Ser. F1	5.00	4/1/2034	3,000,000	3,858,300
New York City, GO, Ser. F1	5.00	3/1/2029	6,645,000	7,461,604
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2026	4,220,000	4,474,761
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2026	3,440,000	3,896,694
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Financial Guarantee Insurance Company)	5.00	3/1/2031	10,810,000	10,910,425
New York City Industrial Development Agency, Revenue Bonds, Refunding (Transportation Infrastructure Properties Obligated Group) Ser. A	5.00	7/1/2028	5,000,000	5,396,550
New York City Transitional Finance Authority, Revenue Bonds (Insured; St Aid Withholding) Ser. S1	5.00	7/15/2043	8,185,000	9,724,598
New York City Transitional Finance Authority, Revenue Bonds (Insured; St Aid Withholding) Ser. S2	5.00	7/15/2040	5,000,000	6,023,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.6% (continued)
New York City Transitional Finance Authority, Revenue Bonds (Insured; St Aid Withholding) Ser. S3	5.00	7/15/2043	8,760,000		11,101,285
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2026	5,000,000		5,554,650
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.00	8/1/2030	11,665,000		13,787,447
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2039	25,000,000		31,563,500
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	11/1/2040	5,000,000		6,037,850
New York City Transitional Finance Authority, Revenue Bonds, Ser. C3	5.00	5/1/2040	10,000,000		12,653,400
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	2/1/2036	5,000,000		5,772,850
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	2/1/2033	5,210,000		6,037,609
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2040	8,000,000		10,553,360
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2021	2,000,000	[b]	2,112,580
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2044	20,000,000		23,161,400
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC	4.00	6/15/2041	5,500,000		6,654,560
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2031	5,000,000		5,275,200
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2039	5,000,000		6,000,400
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2026	7,250,000		7,640,847
New York City Water & Sewer System, Revenue Bonds, Ser. DD	5.00	6/15/2047	4,000,000		4,939,360
New York City Water & Sewer System, Revenue Bonds, Ser. DD1	4.00	6/15/2050	5,000,000		5,993,350
New York Convention Center Development Corp., Revenue Bonds, Refunding	5.00	11/15/2040	3,250,000		3,943,128

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.6% (continued)
New York Convention Center Development Corp., Revenue Bonds, Ser. A	0.00	11/15/2050	18,180,000	[a]	8,709,493
New York Convention Center Development Corp., Revenue Bonds, Ser. B	0.00	11/15/2046	7,220,000	[a]	3,753,678
New York Counties Tobacco Trust I, Revenue Bonds, Ser. A	6.50	6/1/2035	260,000		260,257
New York Liberty Development Corp., Revenue Bonds, Refunding	2.80	9/15/2069	3,000,000		3,206,190
New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project)	5.00	11/15/2044	10,000,000		10,633,600
New York Liberty Development Corp., Revenue Bonds, Refunding (7 World Trade Center Project)	5.00	9/15/2040	5,000,000		5,412,000
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	10,000,000	[c]	11,267,300
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	5,650,000		8,169,956
New York State Dormitory Authority, Revenue Bonds (Fordham University)	4.00	7/1/2046	1,500,000		1,770,990
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering Cancer Center)	5.00	1/1/2022	2,250,000	[b]	2,425,388
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.)	5.75	7/1/2020	1,000,000		1,016,530
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity) Ser. 1	0.00	7/1/2028	18,335,000	[a]	16,803,661
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	33,625,000		40,745,430
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2036	2,000,000		2,487,180

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.6% (continued)
New York State Dormitory Authority, Revenue Bonds (Rochester Institute of Technology) Ser. A	5.00	7/1/2049	1,000,000		1,268,960
New York State Dormitory Authority, Revenue Bonds, Refunding	5.00	5/15/2029	3,000,000		3,274,290
New York State Dormitory Authority, Revenue Bonds, Refunding (Barnard College) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	7/1/2037	10,000		10,020
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2041	1,000,000		1,269,000
New York State Dormitory Authority, Revenue Bonds, Refunding (Cornell University) Ser. C	5.00	7/1/2037	6,035,000		6,115,929
New York State Dormitory Authority, Revenue Bonds, Refunding (Fashion Institute of Technology) (Insured; National Public Finance Guarantee Corp.)	5.25	7/1/2020	4,490,000		4,543,970
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	2,000,000		2,353,260
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1	5.00	7/1/2042	1,000,000		1,251,560
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	2,000,000		2,319,580
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	1,000,000		1,278,220
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2033	2,000,000		2,563,000
New York State Dormitory Authority, Revenue Bonds, Refunding (Mount Sinai Hospital Group) Ser. A	5.00	7/1/2020	1,000,000	[b]	1,013,880

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.6% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	5.00	7/1/2045	7,000,000		8,363,390
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2035	1,800,000	[c]	2,180,268
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2040	1,200,000	[c]	1,382,388
New York State Dormitory Authority, Revenue Bonds, Refunding (Pratt Institute) Ser. A	5.00	7/1/2034	1,000,000		1,160,280
New York State Dormitory Authority, Revenue Bonds, Refunding (Pratt Institute) Ser. A	5.00	7/1/2039	1,500,000		1,726,410
New York State Dormitory Authority, Revenue Bonds, Refunding (Pratt Institute) Ser. A	5.00	7/1/2044	1,500,000		1,715,550
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John's University) Ser. A	5.00	7/1/2030	1,250,000		1,583,300
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York Dormitory Facilities) Ser. B	5.00	7/1/2037	1,000,000		1,191,460
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York Dormitory Facilities) Ser. B	5.00	7/1/2040	2,450,000		2,906,190
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York Dormitory Facilities) Ser. B	5.00	7/1/2036	2,000,000		2,387,020
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School Project) Ser. A	5.00	7/1/2036	2,000,000		2,440,220
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2040	5,590,000		6,649,864

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.6% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (The Rockefeller University) Ser. B	5.00	7/1/2038	7,230,000		7,931,744
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2037	10,000,000		13,077,100
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	1,200,000		1,469,088
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2043	2,700,000		3,129,543
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2023	7,500,000	[b]	8,463,825
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	6,300,000	[b]	7,209,657
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2031	8,620,000		10,065,833
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	4,500,000		5,498,010
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	7,000,000		8,030,330
New York State Dormitory Authority, Revenue Bonds, Ser. F	5.00	2/15/2039	3,840,000		4,555,046
New York State Dormitory Authority, Revenue Bonds, Ser. G	5.25	8/15/2036	2,625,000		2,792,685
New York State Environmental Facilities Corp., Revenue Bonds, Refunding	5.00	6/15/2041	15,000,000		18,332,250
New York State Environmental Facilities Corp., Revenue Bonds, Refunding	5.00	11/15/2031	6,000,000		7,045,680
New York State Environmental Facilities Corp., Revenue Bonds, Refunding, Ser. B	5.00	8/15/2037	4,025,000		4,346,718
New York State Environmental Facilities Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/15/2024	3,500,000		3,693,305
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 201	3.85	10/1/2031	4,925,000		5,378,691
New York State Mortgage Agency, Revenue Bonds, Ser. 223	3.50	4/1/2049	2,785,000		2,989,976

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.6% (continued)
New York State Mortgage Agency, Revenue Bonds, Ser. 39th	5.00	4/1/2028	115,000		116,714
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	3,000,000		3,550,410
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. I	5.00	1/1/2022	3,500,000	[b]	3,776,150
New York State Thruway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	2,500,000		3,011,225
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	5,000,000		5,678,100
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2034	4,000,000		4,951,440
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	12,500,000		14,389,250
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	5.00	8/1/2026	1,800,000		1,889,388
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	5.00	8/1/2021	1,100,000		1,155,143
New York Transportation Development Corp., Revenue Bonds, Refunding (Terminal One Group Association Project)	5.00	1/1/2023	2,250,000		2,481,030
Niagara Area Development Corp., Revenue Bonds, Refunding (Convanta Holding Project) Ser. A	4.75	11/1/2042	3,000,000	[c]	3,239,100
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	3,500,000		4,070,395
Onondaga County Trust for Cultural Resources, Revenue Bonds, Refunding (Abby Lane Housing Project)	5.00	5/1/2040	1,000,000		1,222,420
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal Project)	6.00	12/1/2036	5,000,000		5,190,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.6% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	10/1/2035	5,000,000		6,140,400
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 211th	5.00	9/1/2048	3,000,000		3,801,450
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 138rd	5.00	12/15/2026	5,000,000		5,900,450
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 163rd	5.00	7/15/2035	10,000,000		10,154,100
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 178th	5.00	12/1/2024	4,465,000		5,119,301
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 185th	5.00	9/1/2032	4,100,000		4,795,852
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218th	4.00	11/1/2047	5,000,000		5,908,950
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	15,000,000		18,141,750
Sales Tax Asset Receivable Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/15/2031	5,000,000		5,921,850
Suffolk County Economic Development Corp., Revenue Bonds (Catholic Health Services of Long Island Obligated Group Project) Ser. C	5.00	7/1/2031	2,370,000		2,729,671
Suffolk County Economic Development Corp., Revenue Bonds, Refunding (Catholic Health Services of Long Island Obligated Group Project)	5.00	7/1/2022	2,025,000		2,132,690
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Ser. B	6.00	6/1/2048	12,185,000		12,203,765
Tender Option Bond Trust Receipts (Series 2016-XM0367), (New York State Dormitory Authority, Revenue Bonds (The Rockefeller University)) Non-recourse, Underlying Coupon Rate (%) 5.00	17.73	7/1/2041	2,000,000	[c,d,e]	2,101,820
Tender Option Bond Trust Receipts (Series 2016-XM0376), (New York State Environmental Facilities Corporation, Revenue Bonds, Refunding (New York City Municipal Water Finance Authority Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	9.76	6/15/2031	2,500,000	[c,d,e]	3,176,500

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.6% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0376-2), (New York State Environmental Facilities Corporation, Revenue Bonds, Refunding (New York City Municipal Water Finance Authority Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	9.76	6/15/2032	2,500,000	[c,d,e]	3,173,550
Tender Option Bond Trust Receipts (Series 2016-XM0381), (New York State Dormitory Authority, Revenue Bonds (General Purpose)) Non-recourse, Underlying Coupon Rate (%) 5.00	9.76	2/15/2035	8,000,000	[c,d,e]	9,983,440
Tender Option Bond Trust Receipts (Series 2016-XM0383), (New York City Municipal Water Finance Authority, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	9.76	6/15/2035	4,720,000	[c,d,e]	5,960,274
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C	5.00	11/15/2037	10,000,000		13,015,100
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	3,000,000		3,786,030
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2022	6,000,000	[b]	6,479,160
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2024	5,000,000		5,575,450
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2030	3,285,000		3,652,789
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	10,000,000		11,603,700
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	5,000,000		6,075,450
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2048	4,880,000		5,108,970
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2035	17,000,000		20,833,840
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2041	7,000,000		8,957,340

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 98.6% (continued)
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE	5.00	12/15/2041	5,000,000	5,744,150
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2042	450,000	528,039
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2034	200,000	237,856
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2028	280,000	336,059
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	8,010,000	9,064,917
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2054	465,000	535,880
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000	743,322
				1,050,996,427
U.S. Related - .7%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2033	6,595,000	7,434,544
Total Investments (cost $962,130,861)			99.3%	1,058,430,971
Cash and Receivables (Net)			0.7%	7,829,479
Net Assets			100.0%	1,066,260,450

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, these securities were valued at $42,464,640 or 3.98% of net assets.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

STATEMENT OF INVESTMENTS
BNY Mellon New York Tax Exempt Bond Fund, Inc.

February 29, 2020 (Unaudited)

The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	1,058,430,971	-	1,058,430,971

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

NOTES

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 29, 2020, accumulated net unrealized appreciation on investments was $96,300,110, consisting of $96,545,017 gross unrealized appreciation and $244,907 gross unrealized depreciation.

At February 29, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.